Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 106,280,000
Change in fair value	29,580,000
Ending balance	$ 135,860,000	$ 5,181,000
ALVARIUM TIEDEMANN HOLDINGS, INC [Member] | Conversion Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		41,331
Change in fair value		40,776
Ending balance		$ 82,107